Debt - Additional Information (Details) $ in Thousands, $ in Thousands													6 Months Ended
	Mar. 26, 2025 MXN ($)	Mar. 25, 2025 MXN ($)	Mar. 14, 2025 MXN ($)	Mar. 11, 2025 MXN ($)	Feb. 28, 2025 USD ($)	Feb. 26, 2025 MXN ($)	Feb. 24, 2025 MXN ($)	Feb. 21, 2025 USD ($)	Feb. 10, 2025 MXN ($)	Feb. 07, 2025 MXN ($)	Jan. 22, 2025 USD ($)	Jan. 13, 2025 MXN ($)	Jun. 30, 2025 MXN ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Feb. 07, 2025 USD ($)	Jan. 01, 2025 MXN ($)	Jan. 01, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)
Disclosure of long term debt [Line Items]
Borrowings													$ 1,697,571,704				$ 143,403,700		$ 1,745,481,072
Bank indebtedness																		$ 5,512,700
Obtain of revolving credit lines													20,500,000	$ 5,738,000
Revolving credit facility available													$ 7,500,000		$ 540,000
Twenty Eight Days SOFR Plus 350 Basis Points
Disclosure of long term debt [Line Items]
Borrowings											$ 400,000					$ 1,487,457
Maturity										30-day	30-day
Interest rate basis spread										3.50%	3.50%					3.50%
Promissory Note | Twenty Eight Days TIIE Plus 310 Basis Points
Disclosure of long term debt [Line Items]
Borrowings						$ 1,000,000						$ 1,700,000
Maturity						28-day						28-day
Interest rate basis spread						3.10%						3.10%
Promissory Note | Twenty Eight Days TIIE Plus 350 Basis Points
Disclosure of long term debt [Line Items]
Borrowings		$ 2,000,000		$ 3,000,000			$ 2,500,000			$ 2,500,000
Maturity		28-day		28-day			28-day			28-day
Interest rate basis spread		3.50%		3.50%			3.50%			3.50%						3.50%
Promissory Note | Twenty Eight Days TIIE Plus 350 Basis Points, Maturing July 2025
Disclosure of long term debt [Line Items]
Borrowings										$ 4,000,000
Maturity										28-day
Interest rate basis spread										3.50%						3.50%
Credit Line
Disclosure of long term debt [Line Items]
Borrowings	$ 5,972,676
Credit Line | Ninety One Days TIIE Plus 350 Basis Point
Disclosure of long term debt [Line Items]
Borrowings									$ 5,000,000
Maturity									91-day
Interest rate basis spread									3.50%
Credit Line | Ninety Day SOFR Plus 350 Basis Point
Disclosure of long term debt [Line Items]
Borrowings								$ 1,000,000
Maturity								90-day
Interest rate basis spread								3.50%
Credit Line | Ninety Day SOFR Plus 125 Basis Point
Disclosure of long term debt [Line Items]
Borrowings					$ 1,000,000
Maturity					90-day
Interest rate basis spread					1.25%
Credit Line | One Hundred Eighty Two Days TIIE Plus 500 Basis Points
Disclosure of long term debt [Line Items]
Borrowings			$ 5,000,000
Maturity			182-day
Interest rate basis spread			5.00%
Credit Line | One Hundred Eighty Two Days TIIE Plus 182 Basis Points
Disclosure of long term debt [Line Items]
Borrowings	$ 2,986,338
Maturity	182-day
Interest rate basis spread	3.75%
Credit Line | One Hundred Eighty Two Days TIIE Plus 200 Basis Points
Disclosure of long term debt [Line Items]
Borrowings	$ 2,986,338
Maturity	182-day
Interest rate basis spread	2.00%
PMI TRD DAC revolving credit lines
Disclosure of long term debt [Line Items]
Borrowings															146,314					$ 206,314
Revolving credit facility available															83,686
Proceeds from revolving credit lines														340,000
Repayments of revolving credit lines														$ 400,000
Outstanding of revolving credit lines															$ 146,314